Debt - Schedule of credit facilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Current	$ 107,066	$ 74,780
Non-current	0	17,500
Total	$ 107,066	$ 92,280
October 2022 facility [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (p.a.)	8.51%
Current	$ 19,288
Non-current	0
Total	$ 19,288
January 2023 facility [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (p.a.)	8.51%
Current	$ 10,000
Non-current	0
Total	$ 10,000
September 2023 facility [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (p.a.)	8.75%
Current	$ 14,644
Non-current	0
Total	$ 14,644
October 2023 facility [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (p.a.)	8.95%
Current	$ 19,525
Non-current	0
Total	$ 19,525
December 2023 facility [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (p.a.)	10.45%
Current	$ 9,762
Non-current	0
Total	$ 9,762
Working capital facility [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (p.a.)	9.05%
Current	$ 9,016
Non-current	0
Total	9,016
Inventory financing facilities [Member]
Disclosure of detailed information about borrowings [line items]
Current	18,831
Non-current	0
Total	$ 18,831
August 2025 facility [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (p.a.)	15.00%
Current	$ 6,000
Non-current	0
Total	$ 6,000